Significant Accounting Policies	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Significant Accounting Policies
2.	SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of consolidation

The consolidated financial statements of the Group include the financial statements of Momo Inc., its subsidiaries, its VIE and VIE’s subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenues, cost and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include revenue recognition, the useful lives and impairment of property and equipment, valuation allowance for deferred tax assets, share-based compensation and fair value of the ordinary shares and convertible redeemable participating preferred shares.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments, which are unrestricted from withdrawal or use, or which have original maturities of three months or less when purchased.

Term deposits

Term deposits consist of bank deposits with an original maturity of over three months.

Accounts receivable

Accounts receivable primarily represents the cash due from third-party payment channels and advertising customers, net of allowance for doubtful accounts. The Group makes estimates for the allowance for doubtful accounts based upon its assessment of various factors, including the age of accounts receivable balances, credit quality of third party payment channels and advertising customers, current economic conditions and other factors that may affect their ability to pay. No allowance for doubtful accounts as of December 31, 2014 and 2015, respectively, was provided as there was no risk of collecting this account receivable.

Financial instruments

Financial instruments of the Group primarily consist of cash and cash equivalents, term deposits, accounts receivable, accounts payable, cost method investments, deferred revenue, amount due from related parties and amount due to related parties.

The carrying values of cash and cash equivalents, term deposits, accounts receivable, accounts payable, deferred revenue, amount due from related parties and amount due to related parties approximate their fair values due to short-term maturities. It is not practical to estimate the fair value of the Group’s cost method investments because of the lack of quoted market price and the inability to estimate fair value without incurring excessive costs.

Foreign currency risk

The Renminbi (“RMB”) is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash and cash equivalents of the Group included aggregate amounts of $20,181 and $75,759 as of December 31, 2014 and 2015, respectively, which were denominated in RMB.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, term deposits and accounts receivable. The Group places their cash with financial institutions with high-credit ratings and quality.

Third-party payment channels accounting for 10% or more of accounts receivables are as follows:

	December 31,
	2014	2015
A	34%	31%
B	26%	6%

No user or advertising customer accounted for 10% or more of accounts receivables for the years ended December 31, 2014 and 2015, respectively.

Concentration of revenue

The following table summarizes sales generated from games that individually accounting for 10% or more of net revenues:

	For the years ended December 31,
	2013	2014	2015
Game C	—	14%	2%

No user or advertising customer accounted for 10% or more of net revenues for the years ended December 31, 2013, 2014 and 2015, respectively.

Cost method investments

For investments in an investee over which the Company does not have significant influence, the Company carries the investment at cost and recognizes income as any dividends declared from distribution of investee’s earnings. The Company reviews the cost method investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. An impairment loss is recognized in earnings equal to the difference between the investment’s cost and its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value of the investment would then become the new cost basis of the investment.

Equity method investments

The investee company over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation in the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate. For the investment in limited partnerships, where the Group holds less than a 20% equity or voting interest, the Group’s influence over the partnership operating and financial policies is more than minor, thus, as subject to equity method as well.

Under the equity method of accounting, the affiliated company’s accounts are not reflected within the Group’s consolidated balance sheets and statements of operations; however, the Group’s share of the earnings or losses of the affiliated company is reflected in the caption “share income or loss on equity method investments” in the consolidated statements of operations. An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than temporary.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Office equipment	3-5 years
Computer equipment	3 years
Vehicles	5 years
Leasehold improvement	Shorter of the lease term or
estimated useful lives

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. An asset or liability categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Revenue recognition

The Group recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable, and collectability is reasonably assured. The Group principally derives its revenue from membership subscription services, mobile marketing services, mobile games and other services, including the use of the paid emoticons.

(a)	Membership subscription

Membership subscription is a service package which enables members to enjoy additional functions and privileges. The contract period for the membership subscription ranges from one month to one year. All membership subscription is nonrefundable. The Group collects membership subscription in advance and records it as deferred revenue. Revenue is recognized ratably over the contract period for the membership subscription services.

Net revenues of $2,808, $29,756 and $58,462 were recognized for membership subscription for the years ended December 31, 2013, 2014 and 2015, respectively.

(b)	Mobile marketing

The Group provides advertising and marketing solutions to customers for promotion of their brands and conduction of effective marketing activities through its mobile application.

Display-based mobile marketing services

For display-based online advertising services such as banners and location-based advertising on the mobile applications, the Group recognizes revenue ratably over the period that the advertising is provided commencing on the date the customer’s advertisement is displayed, or on the number of times that the advertisement has been displayed for cost per thousand impressions advertising arrangements.

Performance-based mobile marketing services

The Group enables advertising customers to place link on its mobile platform on a pay-for-effectiveness basis, which is referred to as the cost for performance model. The Group charges fees to advertising customers based on the effectiveness of advertising links, which is measured by active clicks. Revenue is estimated by the Group based on its internal data, which is confirmed with respective customers.

The Group’s revenue transactions are based on standard business terms and conditions, which are recognized net of agency rebates, if applicable.

Net revenues of $12, $1,975 and $38,885 were recognized for mobile marketing for the years ended December 31, 2013, 2014 and 2015, respectively.

(c)	Mobile games

The Group publishes both licensed mobile games developed by third-party game developers and its self-developed game to the game players through its mobile application.

Licensed mobile games

The Group generates revenue from offering services of mobile games developed by third-party game developers. All of the licensed games can be accessed and played by game players directly through the Group’s mobile game platform. The Group primarily views the game developers to be its customers and considers its responsibility under its agreements with the game developers to be promotion of the game developers’ games. The Group generally collects payments from game players in connection with the sale of in-game currencies and remits certain agreed-upon percentages of the proceeds to the game developers and records revenue net of remittances. Purchases of in-game currencies are not refundable after they have been sold unless there is unused in-game currencies at the time a game is discontinued. Typically, a game will only be discontinued when the monthly revenue generated by a game becomes consistently insignificant. The Group does not currently expect to pay any material cash refunds to game players or game developers in connection with a discontinued game.

Licensed mobile games - Non-exclusive mobile games services

The Group enters into non-exclusive agreements with the game developers and offers the Group’s mobile game platform for the mobile games developed by the game developers. The Group has determined that it has no additional performance obligation to the developers or game players upon players’ completion of the corresponding in-game purchase. Therefore, revenues from the sale of in-game currencies are primarily recorded net of remittances to game developers and commission fees made to third-party application stores and other payment channels and deferred until the estimated consumption date by individual game (i.e., the estimated date in-game currencies are consumed within the game), which is typically within a short period of time ranging from one to six days after the purchase of the in-game currencies.

Licensed mobile games - Exclusive mobile games services

The Group enters into exclusive agreements with the game developers and provides the Group’s mobile game platform for the mobile games developed by the game developers. Under the exclusive agreements, the players can access to the games only through the Group’s platform. The Group has determined that it is obligated to provide mobile games services to game players who purchased virtual items to gain an enhanced game-playing experience over an average period of player relationship. Hence, the Group believes that its performance for, and obligation to, the game developers correspond to the game developers’ services to the players. The Group does not have access to the data on the consumption details and the types of virtual items purchased by the game players. Therefore, the Group cannot estimate the economic life of the virtual item. However, the Group maintains data of when a particular player purchases the virtual items and logs into the games. The Group has adopted a policy to recognize revenues net of remittances to game developers and commission fees made to third-party application stores and other payment channels over the estimated period of player relationship on a game-by-game basis. As of December 31, 2014 and 2015, the Company operated three and seven games under exclusive arrangements and the estimated periods of the player relationship is in a range of 45 to 69 and 20 to 75 days, respectively.

Self-developed mobile game

In February 2015, the Group launched one self-developed game on its platform and started to generate revenues by in-game sales of virtual item. The Group has determined that an obligation exists to the players who purchased the virtual items to gain an enhanced game-playing experience over the playing period of the paying players, and accordingly, recognized the revenues ratably over the estimated average period of player relationship starting from the point in time when the players purchase the virtual items, and all other revenue recognition criteria are met. The estimated average period of player relationship of the self-developed game is 56 days during the year presented.

Revenues derived from the self-developed game are recorded on a gross basis as the Group acts as a principal to fulfill all obligations related to the mobile game operation. Commission fees paid to third-party application stores and other payment channels are recorded as cost of revenues.

Net revenues of $92, $11,237 and $31,082 were recognized for mobile games for the years ended December 31, 2013, 2014 and 2015, respectively.

(d)	Paid emoticons

All paid emoticons are durable with indefinite lives and each of them is effective upon purchase payment made by a user and complete download. The price of each emoticon is fixed and identifiable. The revenue is recognized ratably over the estimated usage life of the emoticon (i.e. 180 days) by the user from the date the emoticon is downloaded.

The Group reassesses the estimated lives periodically. If there are indications of any significant changes to their estimated lives, the revised estimates will be applied prospectively in the period of change to all existing emoticons which are not totally amortized.

Net revenues of $217, $1,787 and $3,698 were recognized for the use of emoticons on its platform for the years ended December 31, 2013, 2014 and 2015, respectively.

Advertising barter transactions

The Group engages in barter transactions where it trades advertising resources with certain third parties for other advertising resources. The Group recognizes revenues and expenses at fair value only if the fair value of the services exchanged in the transaction is determinable based on the Group’s own historical practice of receiving cash or other consideration that is readily convertible to a known amount of cash for similar advertising resources from customers unrelated to the party in the barter transaction. The Group engaged in advertising barter transactions with independent counterparties, for which the Group shall display the counterparty’s brand or product promotion information in exchange for advertising to be displayed on the counterparty’s advertising media. The fair value of the transactions were not determinable due to the lack of the Group’s similar historical practice. Therefore, the advertising barter transactions shall be recorded based on the carrying amount of the advertising surrendered, which is the estimated cost to be incurred. For the years ended December 31, 2013, 2014 and 2015, the Group did not record any expenses or revenue because the estimated cost to be incurred is insignificant.

Deferred revenue

Deferred revenue primarily includes cash received in advance from users and advertising customers. The unused cash balances remaining in users’ and advertising customers’ accounts are recorded as a liability. Deferred revenue related to prepayments from users and advertising customers will be recognized as revenue when all of the revenue recognition criteria are met.

Cost of revenues

Cost of revenues consist of expenditures incurred in the generation of the Group’s revenues, including but not limited to salaries and benefits paid to employee, commission fee paid to third-party application stores and other payment channels except for those paid related to licensed mobile games which are recorded net of revenue, bandwidth costs, short messaging service charges, and depreciation. These costs are expensed as incurred except for the direct and incremental platform commission fees to third-party which are deferred in “Prepaid expenses and other current assets” on the consolidated balance sheets. The deferred platform commissions are recognized in the consolidated statements of operations in “Cost of revenues” in the period in which the related revenues are recognized.

Government subsidies

The Group records such government subsidies as a liability when it is received and records it as other operating income when there is no further performance obligation.

The Group received government subsidies $330, $nil and $nil in relation to a government sponsored project on development and research of games for the years ended December 31, 2013, 2014 and 2015, respectively, and recorded $nil, $nil and $nil government subsidies as other operating income for the years ended December 31, 2013, 2014 and 2015, respectively.

Research and development expenses

Research and development expenses primarily consist of (i) salaries and benefits for research and development personnel, and (ii) office rental, general expenses and depreciation expenses associated with the research and development activities. The Group’s research and development activities primarily consist of the research and development of new features for its mobile platform and its self-developed mobile games. The Group has expensed all research and development expenses when incurred.

Value added taxes

Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in the line item of accrued expenses and other current liabilities on the consolidated balance sheets. VAT is also reported as a deduction to revenue when incurred and amounted to $392, $5,436 and $16,951 for the years ended December 31, 2013, 2014 and 2015, respectively.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group recognize income tax expense amounted to $nil, $nil and $92 for the years ended December 31, 2013, 2014 and 2015, respectively.

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar (“U.S. dollar”). The financial records of the Group’s subsidiaries, VIE and VIE’s subsidiaries located in the PRC are maintained in their local currencies, the RMB, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statement of operations.

The Group’s entities with functional currency of RMB, translate their operating results and financial positions into the U.S. dollar, the Group’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are report as cumulative translation adjustments and are shown as a separate component of comprehensive loss.

Operating leases

Leases where the rewards and risks of ownership of assets primarily remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Advertising expenses

The Group expenses advertising expenses as incurred. Total advertising expenses incurred were $1,162, $27,408 and $27,793 for the years ended December 31, 2013, 2014 and 2015, respectively, and have been included in sales and marketing expenses in the consolidated statements of operations.

Comprehensive (loss) income

Comprehensive (loss) income includes net (loss) income and foreign currency translation adjustments. Comprehensive (loss) income is reported in the consolidated statements of comprehensive (loss) income.

Share-based compensation

Share-based payment transactions with employees and executives are measured based on the grant date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate on a straight-line basis, over the requisite service period, with a corresponding impact reflected in additional paid-in capital.

Share awards issued to nonemployees are measured at fair value at the earlier of the commitment date or the date the services is completed and recognized over the period the service is provided.

The estimate of forfeiture rate will be adjusted over the requisite service period to the extent that actual forfeiture rate differs, or is expected to differ, from such estimates. Changes in estimated forfeiture rate will be recognized through a cumulative catch-up adjustment in the period of change.

Earnings (loss) per share

Basic earnings (loss) per ordinary share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

The Group’s convertible redeemable participating preferred shares are participating securities as they participate in undistributed earnings on an as-if-converted basis. The Group determined that the nonvested restricted shares are participating securities as the holders of the nonvested restricted shares have a nonforfeitable right to receive dividends with all ordinary shares but the nonvested restricted shares do not have a contractual obligation to fund or otherwise absorb the Company’s losses. Accordingly, the Group uses the two-class method whereby undistributed net income is allocated on a pro rata basis to the ordinary shares, preferred shares and nonvested restricted shares to the extent that each class may share in income for the period; whereas the undistributed net loss for the period is allocated to ordinary shares only because the convertible redeemable participating preferred shares and nonvested restricted shares are not contractually obligated to share the loss.

Diluted earnings (loss) per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had convertible redeemable participating preferred shares, and share options, which could potentially dilute basic earnings (loss) per share in the future. To calculate the number of shares for diluted earnings (loss) per ordinary share, the effect of the convertible redeemable participating preferred shares is computed using the as-if-converted method; the effect of the share options is computed using the treasury stock method.

Recent accounting pronouncements adopted

In February 2015, the FASB issued a new pronouncement ASU 2015-02 which is intended to improve targeted areas of consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures (collateralized debt obligations, collateralized loan obligations, and mortgage-backed security transactions). The ASU focuses on the consolidation evaluation for reporting organizations (public and private companies and not-for-profit organizations) that are required to evaluate whether they should consolidate certain legal entities. In addition to reducing the number of consolidation models from four to two, the new standard simplifies the FASB Accounting Standards Codification (“Codification”) and improves current GAAP by:

•	Placing more emphasis on risk of loss when determining a controlling financial interest. A reporting organization may no longer have to consolidate a legal entity in certain circumstances based solely on its fee arrangement, when certain criteria are met.

•	Reducing the frequency of the application of related-party guidance when determining a controlling financial interest in a variable interest entity (VIE).

•	Changing consolidation conclusions for public and private companies in several industries that typically make use of limited partnerships or VIEs.

The ASU is effective for periods beginning after December 15, 2015, for public companies. Early adoption is permitted, including adoption in an interim period. The Company early adopted this guidance. The adoption of this guidance did not have a significant effect on the Group’s consolidated financial statements.

Recent accounting pronouncements not yet adopted

In May 2014, the FASB issued, ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)”. The guidance substantially converges final standards on revenue recognition between the FASB and the International Accounting Standards Board providing a framework on addressing revenue recognition issues and, upon its effective date, replaces almost all exiting revenue recognition guidance, including industry-specific guidance, in current U.S. generally accepted accounting principles.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

•	Step 1: Identify the contract (s) with a customer.

•	Step 2: Identify the performance obligations in the contract.

•	Step 3: Determine the transaction price.

•	Step 4: Allocate the transaction price to the performance obligations in the contract.

•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

In August 2015, FASB issued its final standard formally amending the effective date of the new revenue recognition guidance. The amendments in this ASU are effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The new revenue guidance may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of adoption. The Group is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In November, 2015, the FASB issued a new pronouncement ASU 2015-17 which changes how deferred taxes are classified on organizations’ balance sheets.

The ASU eliminates the current requirement for organizations to present deferred tax liabilities and assets as current and noncurrent in a classified balance sheet. Instead, organizations will be required to classify all deferred tax assets and liabilities as noncurrent.

The amendments apply to all organizations that present a classified balance sheet. For public companies, the amendments are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Earlier application is permitted for all entities as of the beginning of an interim or annual reporting period. This ASU may be applied prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The Group does not expect the adoption of this guidance will have a significant effect on the Group’s consolidated financial statements.

In January, 2016, the FASB issued a new pronouncement ASU 2016-01 which is intended to improve the recognition and measurement of financial instruments. The ASU affects public and private companies, not-for-profit organizations, and employee benefit plans that hold financial assets or owe financial liabilities.

The new guidance makes targeted improvements to existing U.S. GAAP by:

•	Requiring equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income;

•	Requiring public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes;

•	Requiring separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements;

•	Eliminating the requirement to disclose the fair value of financial instruments measured at amortized cost for organizations that are not public business entities;

•	Eliminating the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet; and

•	Requiring a reporting organization to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk (also referred to as “own credit”) when the organization has elected to measure the liability at fair value in accordance with the fair value option for financial instruments.

The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The new guidance permits early adoption of the own credit provision. Adoption of the amendment must be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption, except for amendments related to equity instruments that do not have readily determinable fair values which should be applied prospectively. The Group does not expect the adoption of this guidance will have a significant effect on the Group’s consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the guidance is permitted. In transition, entities are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The Group is in the process of evaluating the impact that this guidance will have on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, Compensation - Stock Compensation (Topic 718). The new guidance simplifies certain aspects related to income taxes, statement of cash flows, and forfeitures when accounting for share-based payment transactions. This new guidance will be effective for the Company for the first reporting period beginning after December 15, 2016, with earlier adoption permitted. Certain of the amendments related to timing of the recognition of tax benefits and tax withholding requirements should be applied using a modified retrospective transition method. Amendments related to the presentation of the statement of cash flows should be applied retrospectively. All other provisions may be applied on a prospective or modified retrospective basis. The Company is in the process of evaluating the impacts of the adoption of this ASU.